Equity Accounted Investments - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended				1 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended			1 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Remora AS [Member]	Dec. 31, 2014 Newbuildings [Member] USD ($)	Dec. 31, 2014 FPSO [Member] Itajai Fpso Joint Venture [Member]	Dec. 31, 2014 Tanker Investments Limited [Member] Vessel	Oct. 31, 2014 Tanker Investments Limited [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] USD ($) Vessel	Dec. 31, 2014 Teekay LNG-Marubeni Joint Venture [Member]	Oct. 31, 2014 Odebrecht Oil & Gas S.A. [Member] USD ($)	Dec. 31, 2014 Odebrecht Oil & Gas S.A. [Member]	Jun. 30, 2013 Odebrecht Oil & Gas S.A. [Member] FPSO [Member]	Dec. 31, 2014 BG Joint Venture [Member] Maximum [Member]	Dec. 31, 2014 Exmar LPG BVBA [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Charters-in [Member] Vessel	Feb. 28, 2013 Exmar LPG BVBA [Member] Exmar [Member]	Dec. 31, 2014 Angola Joint Venture [Member] m3	Dec. 31, 2014 SkaugenPetroTrans [Member]	Dec. 31, 2014 RasGas 3 [Member] Vessel	Dec. 31, 2014 Sevan Marine [Member] USD ($)	Dec. 31, 2013 Sevan Marine [Member] USD ($)	Nov. 30, 2011 Sevan Marine [Member] USD ($)	Nov. 30, 2011 Sevan Marine [Member] FPSO [Member] Vessel	Jul. 31, 2014 Teekay LNG [Member] Metric_Tons Trains	Jul. 31, 2014 Teekay LNG [Member] Yamal LNG [Member] Vessel	Jul. 31, 2014 Teekay LNG [Member] Russia-based Novatek OAO [Member]	Jul. 31, 2014 Teekay LNG [Member] France-based Total S.A. [Member]	Jul. 31, 2014 Teekay LNG [Member] China-based China National Petroleum Corporation [Member]	Dec. 31, 2014 Teekay LNG [Member] Exmar [Member] Vessel	Dec. 31, 2014 Teekay LNG [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 Teekay LNG [Member] BG Joint Venture [Member] Newbuildings [Member] Shipbuilding supervision and crew training services [Member] USD ($) m3 Vessel	Dec. 31, 2014 Teekay LNG [Member] BG Joint Venture [Member] Newbuildings [Member] Shipbuilding supervision and crew training services [Member] USD ($) Vessel	Dec. 31, 2014 Teekay LNG [Member] Exmar LPG BVBA [Member] Vessel	Feb. 28, 2013 Teekay LNG [Member] Exmar LPG BVBA [Member]	Dec. 31, 2014 Teekay LNG [Member] Exmar LPG BVBA [Member] Newbuildings [Member] Vessel	Dec. 31, 2014 Teekay LNG [Member] Angola Joint Venture [Member]	Dec. 31, 2014 Teekay Tankers [Member] Wah Kwong [Member]	Jan. 23, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] USD ($)	Mar. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member]	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] USD ($)	Jan. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member]	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] Maximum [Member] USD ($)	Oct. 31, 2014 Teekay Tankers [Member] Tanker Investments Limited [Member] Common Stock [Member] Share Repurchase Program October Two Thousand And Fourteen [Member] NOK	May 02, 2013 Teekay Offshore [Member] USD ($)	Jun. 30, 2013 Teekay Offshore [Member] FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor						9 years						12 years																					20 years
Equity method investment, ownership interest	16.05%			49.00%			16.00%	8.94%	52.00%	52.00%	50.00%		50.00%	30.00%	50.00%			33.00%	50.00%	40.00%	43.00%	43.00%	40.00%			50.00%				50.00%	33.00%			50.00%			40.00%	50.00%			20.00%	13.00%						50.00%
Number of vessels									6											4				2		6				2	4	4	4
Ownership percentage																											60.00%	20.00%	20.00%
Number of LNG trains																									3
Total expected capacity of trains																									16,500,000
Volume of vessels																		160,400														174,000
Expected cost of project					$ 2,800,000,000						$ 1,000,000,000																					$ 1,000,000,000	$ 1,000,000,000
Purchase of common stock																																									5.0		0.9	5.0
Issuance of equity private placement																																							250,000,000
Equity method investment																																									50,000,000
Percentage of ownership																																								2.43%
Average price per share																																														68.49
Combined interest of shares held in investment owned	16.05%																																							15.43%
Common stock repurchased value		12,000,000																																									15,100,000
Common stock repurchase, amount authorized																																													30,000,000
Number of vessels							20									4																		20		9
Co-venturer interest in joint venture									48.00%								50.00%																		50.00%
Joint Venture interest in acquired business									100.00%
Acquisition cost									1,300,000,000																																						253,000,000
Acquisition cost																							25,000,000
Quoted market value of investment of existing contract																					61,400,000	94,300,000
Equity income	128,114,000	136,538,000	79,211,000
Unrealized gain (loss) on interest rate swaps	$ 1,100,000	$ 31,200,000	$ 5,300,000